INCOME TAXES - UNRECOGNIZED TAX BENEFITS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
UNRECOGNIZED TAX BENEFITS
Unrecognized tax benefits at beginning of year	CAD 65	CAD 51
Gross increases for tax positions of current year	27	5
Change in translation of foreign currency	(2)	9
Lapses of statute of limitations	(6)
Unrecognized tax benefits at end of year	84	65	CAD 51
Interest and penalties expense (recovery) related to unrecognized tax benefits	(1)	2	CAD 0
Accrued interest and penalties related to unrecognized tax benefits	CAD 6	CAD 7